12. PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	$ 187,982	$ 188,250
Property, plant and equipment, ending	198,480	187,982
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	123,169	122,632
Additions	639	3,586
Asset divestitures (note 5)		(3,427)
Impairment reversal (expense)	246	(2,253)
Recoveries	(149)	(1,242)
Foreign exchange	8,679	3,873
Property, plant and equipment, ending	132,584	123,169
Mineral properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	123,340	122,797
Additions	639	3,586
Asset divestitures (note 5)		(3,427)
Impairment reversal (expense)	246	(2,253)
Recoveries	(149)	(1,242)
Foreign exchange	8,691	3,879
Property, plant and equipment, ending	132,767	123,340
Mineral properties | Accumulated depreciation/amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(171)	(165)
Additions	0	0
Asset divestitures (note 5)		0
Impairment reversal (expense)	0	0
Recoveries	0	0
Foreign exchange	(12)	(6)
Property, plant and equipment, ending	$ (183)	$ (171)